LEASES - Schedule of Balance Sheet Lease Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets and Liabilities, Lessee [Abstract]
Operating lease right-of-use assets	$ 337,468	$ 340,458
Finance lease right-of-use assets	$ 76,257	31,618
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Property, Plant, and Equipment and Finance Lease Right-of-Use Asset, after Accumulated Depreciation and Amortization
Current maturities of operating leases	$ 62,896	63,653
Operating leases, less current maturities	280,836	287,991
Finance lease liability, current	$ 45,229	$ 7,573
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Current portion of long-term debt, net	Current portion of long-term debt, net
Finance lease liability, noncurrent	$ 28,789	$ 25,611
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Long-term debt, net	Long-term debt, net
Lease Agreement Transactions
Assets and Liabilities, Lessee [Abstract]
Current maturities of operating leases	$ 3,346	$ 4,179
Operating leases, less current maturities	13,916	18,136
Finance lease liability, current	0	895
Finance lease liability, noncurrent	0	0
Total lease liability, current	3,346	5,074
Total lease liability, non-current	$ 13,916	$ 18,136